Other payables	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Other payables
20.	Other payables

	12.31.2018	12.31.2017
Other accounts payable (i)	114.6	112.0
Provisions related to payroll (ii)	92.8	108.6
Provision for employee profit sharing	34.3	29.8
Mutual with jointly controlled operation	23.2	19.7
Contractual obligations (iii)	17.5	16.9
Long-term incentive (iv)	16.9	9.9
Commission payable	10.9	10.6
Insurance	6.2	5.0
Brazilian air force	0.6	1.2

	317.0	313.7

Current portion	288.4	292.2
Non-current portion	28.6	21.5

(i)	Represents a provision for expenses already incurred as of the date of the balance sheet and for which payments are made during the following month.
(ii)	Refers to employee related obligations recorded in the financial statements;
(iii)

Substantially represents amounts recorded regarding maintenance costs of aircraft leased through operating leases and contractually agreed upon commitments for the sale of new aircraft or the expiration of residual financial guarantees;

(iv)	Refers to the Long-Term Incentive (ILP) granted to Company employees in the form of phantom shares, as described in Note 28—Share-based Remuneration.